Convertible Notes, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Notes, at Fair Value [Abstract]
Schedule of Convertible Notes Measured at Fair Value	As of December 31, 2023 and 2022, the balance of convertible notes measured at fair value was summarized as below:
	December 31, 2023	December 31, 2022
Convertible notes, at fair value	420,712,380	354,080,264